Earnings per share - summary of adjusted diluted earnings per share (Details) - £ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Adjusted Earnings Per Share [Abstract]
Earnings per share - diluted (in GBP per share)	£ 2.036	£ 2.003
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles (in GBP per share)	0.314	0.445
Effect of litigation settlements (in GBP per share)	0	(0.050)
Effect of the changes in provision in relation to the Approved Plans in Canada (in GBP per share)	(0.191)	0
Effect of partial disposal of an associate (in GBP per share)	0.001	0.003
Effect of Romania other taxes (in GBP per share)	(0.010)	0
Effect of charges in respect of DOJ and OFAC investigations (in GBP per share)	0	0.002
Effect of restructuring and integration costs (in GBP per share)	0.002	0
Effect of other adjusting items (in GBP per share)	0.012	0.046
Effect of adjusting items in net finance costs (in GBP per share)	0.034	(0.174)
Effect of gains related to the partial divestment of shares held in ITC (in GBP per share)	(0.410)	(0.611)
Tax associated with the partial divestment of shares held in ITC and hotel demerger (in GBP per share)	0.016	0.016
Effect of associates adjusting items (in GBP per share)	(0.153)	(0.003)
Effect of adjusting items in respect of deferred taxation (in GBP per share)	(0.028)	(0.059)
Adjusting items in tax (in GBP per share)	(0.003)	0.075
Adjusted diluted earnings per share (in GBP per share)	1.620	1.693
Impact of translational foreign exchange (in GBP per share)	0.071	0
Adjusted diluted earnings per share before impact of foreign exchange (in GBP per share)	£ 1.691	£ 1.693